Tax Situation - Summary of Income Tax Expense (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax expense benefit [line Items]
Current income tax	S/ 167,154	S/ 169,428	S/ 135,036
Deferred income tax (Note 25)	(44,730)	(280,911)	2,222
PPUA	613	(7,789)	(41,359)
Income tax expense	S/ 123,037	S/ (119,272)	S/ 95,899